Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments	Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Lease Payments
2018	$9.4
2019	9.1
2020	8.5
2021	4.6
2022	2.4
Thereafter	4.6
Total	$38.6